Business Combination - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Apr. 29, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 139,127		$ 1,902	₨ 131,012	₨ 116,980
Transaction costs related to business acquisition	175
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total consideration	13,724			10,403
Cash and cash equivalents acquired	1,000			324
Trade receivables acquired	1,157			809
Goodwill	9,544	₨ 81,406		4,761
Business combination total consideration cash and contingent payable	13,724
IVIA [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	1,643
ETT [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration	215
Discounted Fair Value Of Contingent Consideration	196
ETT [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	305
ETT [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	₨ 0
ETT [Member] | Discounted cash flow [member] | Eighteen Months ending March 31 2022 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent	7.40%		7.40%
Eximius [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration	₨ 1,695
Discounted Fair Value Of Contingent Consideration	1,637
Eximius [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	1,738
Eximius [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	₨ 0
Eximius [Member] | Discounted cash flow [member] | Two years ending March31 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent	2.30%		2.30%
IVIA Servicos de Informatica Ltda [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration	₨ 525
Discounted Fair Value Of Contingent Consideration	460
IVIA Servicos de Informatica Ltda [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	746
IVIA Servicos de Informatica Ltda [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	₨ 0
IVIA Servicos de Informatica Ltda [Member] | Discounted cash flow [member] | Three years ending September30 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent	5.70%		5.70%
Encore Theme Technologies Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	₨ 841
Eximius Design LLC and and Eximius Design India Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	5,972
4C NV and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	₨ 5,268
Vara Infotech Private Limited [member]
Disclosure of detailed information about business combination [line items]
Total consideration				3,289
International TechneGroup Incorporated [member]
Disclosure of detailed information about business combination [line items]
Total consideration				3,283
Rational Interaction Inc [Member]
Disclosure of detailed information about business combination [line items]
Total consideration				₨ 3,831
CAPCO And Its Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired		100.00%
Consideration in cash		₨ 108,760